UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: January 31

Date of reporting period: July 31, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JULY 31, 2007

Legg Mason Partners Equity Trust

Legg Mason Partners Lifestyle Allocation 100%

Legg Mason Partners Lifestyle Allocation 85%

Legg Mason Partners Lifestyle Allocation 70%

Legg Mason Partners Lifestyle Allocation 50%

Legg Mason Partners Lifestyle Allocation 30%

Legg Mason Partners Lifestyle Income Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Equity Trust

Semi-Annual Report  •   July 31, 2007

What’s Inside

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was mixed during the six-month reporting period ended July 31, 2007. U.S. gross domestic product (“GDP”)i expanded 2.1% in the fourth quarter of 2006ii. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The economy then rebounded, as the preliminary estimate for second quarter 2007 GDP growth was a solid 4.0%, its highest rate since the first quarter of 2006. While consumer spending moderated, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateiii to 5.25% in June 2006 — the 17th consecutive rate hike — the Federal Reserve Board (“Fed”)iv held rates steady at its last nine meetings. In its statement accompanying the August 2007 meeting, the Fed stated: “Financial markets have been volatile in recent weeks, credit conditions have become tighter for some households and businesses, and the housing correction is ongoing. Nevertheless, the economy seems likely to continue to expand at a moderate pace over coming quarters, supported by solid growth in employment and incomes and a robust global economy.”

After a strong start, the stock market weakened as the reporting period progressed and produced only a modest gain during the six-month reporting period. After rising in three of the first four months of the period, the market reversed course in June and July 2007. Earlier in the period, stock prices rose on the back of solid corporate profits, an active merger and acquisition (“M&A”) environment and hopes that the Fed would lower short-term interest rates in 2007. However, the markets began to lose steam in June 2007 due to continued weakness in the housing market, troubles in the subprime mortgage market and expectations that the Fed would not lower short-term interest rates in the foreseeable future. While stock prices rebounded somewhat in early July 2007, the major indices then fell sharply

Legg Mason Partners Equity Trust       I

during the last two weeks of the month, falling more than 5% from their peak earlier in the period. All told, the S&P 500 Indexv returned 2.10% during the six months ended July 31, 2007.

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. After falling early in the reporting period, yields moved steadily higher over much of the second quarter of 2007. This was due, in part, to inflationary fears, a solid job market and mounting expectations that the Fed would not be cutting short-term rates in the foreseeable future. Two-year Treasury yields spiked to 5.10% on June 14th, versus 4.58% when the second quarter began. Ten-year Treasury yields moved up even more dramatically, cresting at 5.26% on June 12th — their highest rate in five years. In contrast, 10-year Treasury yields were 4.65% at the end of March 2007. After their highs in mid June, yields then moved sharply lower, as general economic concerns regarding the subprime mortgage market triggered a “flight to quality”. As of July 31, 2007, yields on two- and 10-year Treasuries were 4.56% and 4.78%, respectively. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexvi, returned 1.86%.

Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, other fixed income instruments, as well as domestic and international equity markets, have also experienced heightened volatility in recent weeks.

Legg Mason Partners Lifestyle Allocation 100%

Performance Review

For the six months ended July 31, 2007, Class A shares of Legg Mason Partners Lifestyle Allocation 100% (“Lifestyle Allocation 100%”), excluding sales charges, returned 1.22%. In comparison, the Fund’s unmanaged benchmarks, the MSCI EAFE Indexvii, the Russell 3000 Indexviii and the Lifestyle Allocation 100% Composite Benchmarkix, returned 8.38%, 1.53% and 2.08%, respectively, for the same period. The Lipper Multi-Cap Core Funds Category Average1 increased 2.53% over the same time frame.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 907 funds in the Fund’s Lipper category, and excluding sales charges.

II       Legg Mason Partners Equity Trust

Legg Mason Partners Lifestyle Allocation 85%

Performance Review

For the six months ended July 31, 2007, Class A shares of Legg Mason Partners Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), excluding sales charges, returned 1.22%. In comparison, the Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 85% Composite Benchmarkx, returned 1.86%, 1.53% and 2.14%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average2 increased 2.52% over the same time frame.

Legg Mason Partners Lifestyle Allocation 70%

Performance Review

For the six months ended July 31, 2007, Class A shares of Legg Mason Partners Lifestyle Allocation 70% (“Lifestyle Allocation 70%”), excluding sales charges, returned 1.10%. In comparison, the Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 70% Composite Benchmarkxi, returned 1.86%, 1.53% and 2.06%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average increased 2.52% over the same time frame.

Legg Mason Partners Lifestyle Allocation 50%

Performance Review

For the six months ended July 31, 2007, Class A shares of Legg Mason Partners Lifestyle Allocation 50% (“Lifestyle Allocation 50%”), excluding sales charges, returned 0.70%. In comparison, the Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 1000 Indexxii and the Lifestyle Allocation 50% Composite Benchmarkxiii, returned 1.86%, 1.91% and 1.81%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average3 increased 1.97% over the same time frame.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 656 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 476 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Equity Trust       III

Legg Mason Partners Lifestyle Allocation 30%

Performance Review

For the six months ended July 31, 2007, Class A shares of Legg Mason Partners Lifestyle Allocation 30% (“Lifestyle Allocation 30%”), excluding sales charges, returned 0.51%. In comparison, the Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 1000 Index and the Lifestyle Allocation 30% Composite Benchmarkxiv, returned 1.86%, 1.91% and 1.65%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average4 increased 1.24% over the same time frame.

Legg Mason Partners Lifestyle Income Fund

Performance Review

For the six months ended July 31, 2007, Class A shares of Legg Mason Partners Lifestyle Income Fund (“Lifestyle Income Fund”), excluding sales charges, returned -0.60%. In comparison, the Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index, the Russell 1000 Index and the Citigroup High Yield Market Indexxv, returned 1.86%, 1.91% and -1.62%, respectively, for the same period. The Lipper General Bond Funds Category Average5 increased 0.67% over the same time frame.

Performance Snapshot as of July 31, 2007 (excluding sales charges) (unaudited)

Six Months

Lifestyle Allocation 100% — Class A Shares	1.22%

MSCI EAFE Index	8.38%

Russell 3000 Index	1.53%

Lifestyle Allocation 100% Composite Benchmark	2.08%

Lipper Multi-Cap Core Funds Category Average	2.53%

Lifestyle Allocation 85% — Class A Shares	1.22%

Lehman Brothers U.S. Aggregate Index	1.86%

Russell 3000 Index	1.53%

Lifestyle Allocation 85% Composite Benchmark	2.14%

Lipper Mixed-Asset Target Allocation Growth Funds Category Average	2.52%

Lifestyle Allocation 70% — Class A Shares	1.10%

Lehman Brothers U.S. Aggregate Index	1.86%

Russell 3000 Index	1.53%

[4]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 435 funds in the Fund’s Lipper category, and excluding sales charges.

[5]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 29 funds in the Fund’s Lipper category, and excluding sales charges.

IV       Legg Mason Partners Equity Trust

Performance Snapshot as of July 31, 2007 (excluding sales charges) (unaudited)

Six Months
Lifestyle Allocation 70% Composite Benchmark	2.06%

Lipper Mixed-Asset Target Allocation Growth Funds Category Average	2.52%

Lifestyle Allocation 50% — Class A Shares	0.70%

Lehman Brothers U.S. Aggregate Index	1.86%

Russell 1000 Index	1.91%

Lifestyle Allocation 50% Composite Benchmark	1.81%

Lipper Mixed-Asset Target Allocation Moderate Funds Category Average	1.97%

Lifestyle Allocation 30% — Class A Shares	0.51%

Lehman Brothers U.S. Aggregate Index	1.86%

Russell 1000 Index	1.91%

Lifestyle Allocation 30% Composite Benchmark	1.65%

Lipper Mixed-Asset Target Allocation Conservative Funds Category Average	1.24%

Lifestyle Income Fund — Class A Shares	-0.60%

Lehman Brothers U.S. Aggregate Index	1.86%

Russell 1000 Index	1.91%

Citigroup High Yield Market Index	-1.62%

Lipper General Bond Funds Category Average	0.67%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class B shares and Class C shares of Lifestyle Allocation 100% returned 0.87% and 0.78%, respectively, over the six months ended July 31, 2007. Excluding sales charges, Class B shares and Class C shares of Lifestyle Allocation 85% returned 0.88% and 0.99%, respectively, over the six months ended July 31, 2007. Excluding sales charges, Class B shares and Class C shares of Lifestyle Allocation 70% returned 0.76% and 0.85%, respectively, over the six months ended July 31, 2007. Excluding sales charges, Class B shares and Class C shares of Lifestyle Allocation 50% returned 0.27% and 0.37%, respectively, over the six months ended July 31, 2007. Excluding sales charges, Class B shares and Class C shares of Lifestyle Allocation 30% returned 0.30% and 0.25%, respectively, over the six months ended July 31, 2007. Excluding sales charges, Class B shares and Class C shares of Lifestyle Income Fund returned -0.84% and -0.82%, respectively, over the six months ended July 31, 2007.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
Performance of Class I shares of Lifestyle Allocation 100% is not shown since Class I only recently commenced operations.
All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Legg Mason Partners Equity Trust       V

Total Annual Operating Expenses† (unaudited)

As of the Lifestyle Allocation 100% Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B, Class C and Class I shares were 2.76%, 3.57%, 3.50% and 2.41%, respectively. As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class B, Class C and Class I shares will not exceed 0.80%, 1.55%, 1.55% and 0.55% respectively. This expense limitation may be reduced or terminated at any time. As of the Lifestyle Allocation 85% Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B and Class C shares were 1.54%, 2.32% and 2.01%, respectively. As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class B and Class C shares will not exceed 0.80%, 1.55% and 1.55% respectively. This expense limitation may be reduced or terminated at any time. As of the Lifestyle Allocation 70% Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B and Class C shares were 1.45%, 2.24% and 2.00%, respectively. As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class B and Class C shares will not exceed 0.80%, 1.55% and 1.55% respectively. This expense limitation may be reduced or terminated at any time. As of the Lifestyle Allocation 50% Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B and Class C shares were 1.34%, 2.15% and 1.97%, respectively. As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class B and Class C shares will not exceed 0.80%, 1.55% and 1.55% respectively. This expense limitation may be reduced or terminated at any time. As of the Lifestyle Allocation 30% Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B and Class C shares were 1.37%, 1.90% and 1.87%, respectively. As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class B and Class C shares will not exceed 0.80%, 1.30% and 1.25% respectively. This expense limitation may be reduced or terminated at any time. As of the Lifestyle Income Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B and Class C shares were 1.48%, 2.05% and 2.11%, respectively. As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class B and Class C shares will not exceed 0.80%, 1.30% and 1.25% respectively. This expense limitation may be reduced or terminated at any time.

†Includes expenses of the Underlying Funds in which the Fund invests.

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. (“Legg Mason”) recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

VI       Legg Mason Partners Equity Trust

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Effective April 16, 2007, the Funds’ subadviser is Legg Mason Global Asset Allocation, LLC (“LMGAA”). LMGAA has offices at 399 Park Avenue, New York, New York and is a recently organized investment adviser that has been formed to provide asset allocation advisory services for the Funds. Prior to April 16, 2007, ClearBridge Advisors, LLC (“ClearBridge”) was the Funds’ subadviser. LMGAA and ClearBridge are wholly-owned subsidiaries of Legg Mason. Please consult the Funds’ current prospectus for more information.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 30, 2007

Legg Mason Partners Equity Trust       VII

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Lifestyle Allocation 100%: Foreign stocks are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are magnified in emerging markets. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. Investments in high yield securities involve risks beyond those inherent in higher rated investments. To the extent the Fund invests in fixed-income mutual funds, as interest rates rise, bond prices fall, reducing the value of the Fund’s share price. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Allocation 85%: Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations: these risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High yield bonds involve greater credit and liquidity risks than investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Allocation 70%: Foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets. Small- and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies. High-yield securities are lower-rated issues and inherently more risky than higher-rated securities. As interest rates rise, bond prices fall, reducing the value of the Fund. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Allocation 50%: The Fund is subject to the risks associated with investing in both fixed income and equity securities. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. In addition, foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. High yield securities are lower-rated and inherently more risky than higher-rated securities. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Allocation 30%: As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High yield securities are lower rated and involve greater credit and liquidity risks than investment grade bonds. In addition, foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions; these risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger more established companies. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Lifestyle Income Fund: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield securities are less liquid than investment grade securities and their market values tend to be more volatile. There are additional risks and other expenses associated with funds that invest in other mutual funds rather than directly in portfolio securities. Certain of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

VIII       Legg Mason Partners Equity Trust

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: U.S. Department of Commerce Bureau of Economic Analysis, 8/30/07

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

vi

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

viii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ix

The Lifestyle Allocation 100% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 55% Russell 1000 Index, 25% Russell 2000 Index and 20% MSCI EAFE Index. The Russell 1000 Index consists of the largest 1,000 U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. The Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) is a broad-based unmanaged index of foreign stocks.

[x]

The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Lehman Brothers U.S. Aggregate Index and 5% Lehman Brothers U.S. High Yield — 2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. The Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable, and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield — 2% Issuer Cap Index is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt.

xi

The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Lehman Brothers U.S. Aggregate Index and 5% Lehman Brothers U.S. High Yield — 2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. The Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield — 2% Issuer Cap Index is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt.

xii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

xiii

The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Lehman Brothers U.S. Aggregate Index and 7% Lehman Brothers U.S. High Yield — 2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. The Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield — 2% Issuer Cap Index is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt.

xiv

The Lifestyle Allocation 30% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Lehman Brothers U.S. Aggregate Index and 10% Lehman Brothers U.S. High Yield — 2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. The Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable, and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield — 2% Issuer Cap Index is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt.

xv	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

Legg Mason Partners Equity Trust       IX

Fund at a Glance (unaudited)

Legg Mason Partners Lifestyle Allocation 100% Breakdown (as of 7/31/07)*

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       1

Fund at a Glance (unaudited) (continued)

Legg Mason Partners Lifestyle Allocation 85% Breakdown (as of 7/31/07)*

2       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Fund at a Glance (unaudited) (continued)

Legg Mason Partners Lifestyle Allocation 70% Breakdown (as of 7/31/07)*

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       3

Fund at a Glance (unaudited) (continued)

Legg Mason Partners Lifestyle Allocation 50% Breakdown (as of 7/31/07)*

4       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Fund at a Glance (unaudited) (continued)

Legg Mason Partners Lifestyle Allocation 30% Breakdown (as of 7/31/07)*

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       5

Fund at a Glance (unaudited) (continued)

Legg Mason Partners Lifestyle Income Fund Breakdown (as of 7/31/07)*

6       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2007 and held for the six months ended July 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Lifestyle Allocation 100%	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expenses Paid During the Period(4)
Class A	1.22%	$1,000.00	$1,012.20	0.80%	$3.99

Class B	0.87	1,000.00	1,008.70	1.55	7.72

Class C	0.78	1,000.00	1,007.80	1.55	7.72

Class I(5)	-3.96	1,000.00	960.40	0.55	1.31

(1)	For the six months ended July 31, 2007, unless otherwise noted.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not include expenses of the Underlying Funds in which the Fund invests.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(5)	For the period May 4, 2007 (inception date) to July 31, 2007.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       7

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Lifestyle Allocation 100%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,020.83	0.80%	$4.01

Class B	5.00	1,000.00	1,017.11	1.55	7.75

Class C	5.00	1,000.00	1,017.11	1.55	7.75

Class I(4)	5.00	1,000.00	1,010.85	0.55	1.35

(1)	For the six months ended July 31, 2007, unless otherwise noted.

(2)	Does not include expenses of the Underlying Funds in which the Fund invests.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	For the period May 4, 2007 (inception date) to July 31, 2007.

8       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2007 and held for the six months ended July 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Lifestyle Allocation 85%	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expenses Paid During the Period(4)
Class A	1.22%	$1,000.00	$1,012.20	0.80%	$3.99

Class B	0.88	1,000.00	1,008.80	1.55	7.72

Class C	0.99	1,000.00	1,009.90	1.33	6.63

(1)	For the six months ended July 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not include expenses of the Underlying Funds in which the Fund invests.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       9

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Lifestyle Allocation 85%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,020.83	0.80%	$4.01

Class B	5.00	1,000.00	1,017.11	1.55	7.75

Class C	5.00	1,000.00	1,018.20	1.33	6.66

(1)	For the six months ended July 31, 2007.

(2)	Does not include expenses of the Underlying Funds in which the Fund invests.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

10       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2007 and held for the six months ended July 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Lifestyle Allocation 70%	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expenses Paid During the Period(4)
Class A	1.10%	$1,000.00	$1,011.00	0.77%	$3.84

Class B	0.76	1,000.00	1,007.60	1.54	7.67

Class C	0.85	1,000.00	1,008.50	1.32	6.57

(1)	For the six months ended July 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not include expenses of the Underlying Funds in which the Fund invests.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       11

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Lifestyle Allocation 70%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,020.98	0.77%	$3.86

Class B	5.00	1,000.00	1,017.16	1.54	7.70

Class C	5.00	1,000.00	1,018.25	1.32	6.61

(1)	For the six months ended July 31, 2007.

(2)	Does not include expenses of the Underlying Funds in which the Fund invests.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

12       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2007 and held for the six months ended July 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Lifestyle Allocation 50%	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expenses Paid During the Period(4)
Class A	0.70%	$1,000.00	$1,007.00	0.70%	$3.48

Class B	0.27	1,000.00	1,002.70	1.55	7.70

Class C	0.37	1,000.00	1,003.70	1.32	6.56

(1)	For the six months ended July 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not include expenses of the Underlying Funds in which the Fund invests.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       13

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Lifestyle Allocation 50%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,021.32	0.70%	$3.51

Class B	5.00	1,000.00	1,017.11	1.55	7.75

Class C	5.00	1,000.00	1,018.25	1.32	6.61

(1)	For the six months ended July 31, 2007.

(2)	Does not include expenses of the Underlying Funds in which the Fund invests.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

14       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2007 and held for the six months ended July 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Lifestyle Allocation 30%	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expenses Paid During the Period(4)
Class A	0.51%	$1,000.00	$1,005.10	0.74%	$3.68

Class B	0.30	1,000.00	1,003.00	1.30	6.46

Class C	0.25	1,000.00	1,002.50	1.22	6.06

(1)	For the six months ended July 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sale charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not include expenses of the Underlying Funds in which the Fund invests.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       15

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Lifestyle Allocation 30%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,021.12	0.74%	$3.71

Class B	5.00	1,000.00	1,018.35	1.30	6.51

Class C	5.00	1,000.00	1,018.74	1.22	6.11

(1)	For the six months ended July 31, 2007.

(2)	Does not include expenses of the Underlying Funds in which the Fund invests.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

16       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2007 and held for the six months ended July 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Lifestyle Income Fund	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expenses Paid During the Period(4)
Class A	-0.60%	$1,000.00	$994.00	0.78%	$3.86

Class B	-0.84	1,000.00	991.60	1.28	6.32

Class C	-0.82	1,000.00	991.80	1.23	6.07

(1)	For the six months ended July 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Does not include expenses of the Underlying Funds in which the Fund invests.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       17

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Lifestyle Income Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,020.93	0.78%	$3.91

Class B	5.00	1,000.00	1,018.45	1.28	6.41

Class C	5.00	1,000.00	1,018.70	1.23	6.16

(1)	For the six months ended July 31, 2007.

(2)	Does not include expenses of the Underlying Funds in which the Fund invests.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

18       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Schedules of Investments (July 31, 2007) (unaudited)

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100%

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 97.7%
125,779	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$2,725,620
126,463	Legg Mason Opportunity Trust, Institutional Class Shares	2,653,192
100,772	Legg Mason Investors Trust, Inc. — Legg Mason American Leading Cos. Trust, Institutional Class Shares	2,681,533
	Legg Mason Partners Equity Trust:
33,187	Legg Mason Partners Aggressive Growth Fund, Class I Shares*	4,016,258
180,604	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares*	2,716,290
152,299	Legg Mason Partners Large Cap Growth Fund, Class I Shares*	3,848,603
118,564	Legg Mason Partners Small Cap Growth Fund, Class I Shares†	2,009,658
50,278	Legg Mason Value Trust, Inc., Institutional Class Shares*	3,975,509
171,083	The Royce Fund — Royce Value Fund, Institutional Class Shares	2,029,046

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $27,238,143)	26,655,709

Face Amount
SHORT-TERM INVESTMENT — 1.4%
Repurchase Agreement — 1.4%
$379,000	Interest in $193,214,000 joint tri-party repurchase agreement dated 7/31/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.240% due 8/1/07; Proceeds at maturity — $379,055; (Fully collateralized by various U.S. government agency obligations, 4.660% to 5.460% due 10/15/07 to 4/15/30; Market value — $386,581) (Cost — $379,000)	379,000

	TOTAL INVESTMENTS — 99.1% (Cost — $27,617,143#)	27,034,709
	Other Assets in Excess of Liabilities — 0.9%	235,965

	TOTAL NET ASSETS — 100.0%	$27,270,674

*	Non-income producing security.

†	Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       19

Schedules of Investments (July 31, 2007) (unaudited) (continued)

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85%

Shares	Description	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.4%
3,159,009	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$68,455,720
1,586,796	Legg Mason Opportunity Trust, Institutional Class Shares	33,290,976
1,265,364	Legg Mason Investors Trust, Inc. — Legg Mason American Leading Cos. Trust, Institutional Class Shares	33,671,336
	Legg Mason Partners Equity Trust:
833,483	Legg Mason Partners Aggressive Growth Fund, Class I Shares*	100,868,145
2,130,706	Legg Mason Partners Appreciation Fund, Class I Shares	33,750,380
4,537,487	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares*	68,243,800
2,636,509	Legg Mason Partners Large Cap Growth Fund, Class I Shares*	66,624,577
2,977,451	Legg Mason Partners Small Cap Growth Fund, Class I Shares†	50,467,793
841,816	Legg Mason Value Trust, Inc., Institutional Class Shares*	66,562,417
4,294,892	The Royce Fund — Royce Value Fund, Institutional Class Shares	50,937,420
	Western Asset Funds, Inc.:
3,450,764	Western Asset Absolute Return Portfolio, Institutional Class Shares	34,335,100
3,062,595	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	30,962,837
3,467,793	Western Asset High Yield Portfolio, Institutional Class Shares	34,469,866

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $552,326,402)	672,640,367

Face Amount
SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$3,749,000	Interest in $493,653,000 joint tri-party repurchase agreement dated 7/31/07 with Greenwich Capital Markets Inc., 5.290% due 8/1/07; Proceeds at maturity — $3,749,551; (Fully collateralized by various U.S. government agency obligations, 5.500% to 6.000% due 3/1/37 to 8/1/37; Market value — $3,823,992) (Cost — $3,749,000)	3,749,000

	TOTAL INVESTMENTS — 100.0% (Cost — $556,075,402#)	676,389,367
	Other Assets in Excess of Liabilities — 0.0%	250,727

	TOTAL NET ASSETS — 100.0%	$676,640,094

*	Non-income producing security.

†	Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

20       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Schedules of Investments (July 31, 2007) (unaudited) (continued)

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70%

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.4%
1,992,779	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$43,183,514
	Legg Mason Partners Equity Trust:
467,334	Legg Mason Partners Aggressive Growth Fund, Class I Shares*	56,556,760
3,583,818	Legg Mason Partners Appreciation Fund, Class I Shares	56,767,673
3,370,343	Legg Mason Partners Fundamental Value Fund, Class I Shares	56,756,569
2,862,740	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares*	43,055,609
2,504,188	Legg Mason Partners Small Cap Growth Fund, Class I Shares†	42,445,979
708,146	Legg Mason Value Trust, Inc., Institutional Class Shares*	55,993,133
3,611,877	The Royce Fund — Royce Value Fund, Institutional Class Shares	42,836,858
	Western Asset Funds, Inc.:
5,805,285	Western Asset Absolute Return Portfolio, Institutional Class Shares	57,762,583
8,301,478	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	83,927,945
2,916,576	Western Asset High Yield Portfolio, Institutional Class Shares	28,990,764

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $522,621,252)	568,277,387

Face Amount
SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$3,014,000	Interest in $493,653,000 joint tri-party repurchase agreement dated 7/31/07 with Greenwich Capital Markets Inc., 5.290% due 8/1/07; Proceeds at maturity — $3,014,443; (Fully collateralized by various U.S. government agency obligations, 5.500% to 6.000% due 3/1/37 to 8/1/37; Market value — $3,074,290) (Cost — $3,014,000)	3,014,000

	TOTAL INVESTMENTS — 99.9% (Cost — $525,635,252#)	571,291,387
	Other Assets in Excess of Liabilities — 0.1%	353,254

	TOTAL NET ASSETS — 100.0%	$571,644,641

*	Non-income producing security.

†	Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       21

Schedules of Investments (July 31, 2007) (unaudited) (continued)

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50%

Shares	Description	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.1%
793,133	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$17,187,202
	Legg Mason Partners Equity Trust:
195,371	Legg Mason Partners Aggressive Growth Fund, Class I Shares*	23,643,759
1,497,922	Legg Mason Partners Appreciation Fund, Class I Shares	23,727,089
1,408,880	Legg Mason Partners Fundamental Value Fund, Class I Shares	23,725,547
1,139,162	Legg Mason Partners International All Cap Opportunity Fund, Class I Shares*	17,132,997
1,196,150	Legg Mason Partners Small Cap Growth Fund, Class I Shares†	20,274,740
296,034	Legg Mason Value Trust, Inc., Institutional Class Shares*	23,407,386
1,725,958	The Royce Fund — Royce Value Fund, Institutional Class Shares	20,469,860
	Western Asset Funds, Inc.:
4,507,340	Western Asset Absolute Return Portfolio, Institutional Class Shares	44,848,030
10,086,875	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	101,978,306
2,438,507	Western Asset High Yield Portfolio, Institutional Class Shares	24,238,759

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $329,416,809)	340,633,675

Face Amount
SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$2,029,000	Interest in $493,653,000 joint tri-party repurchase agreement dated 7/31/07 with Greenwich Capital Markets Inc., 5.290% due 8/1/07; Proceeds at maturity — $2,029,298; (Fully collateralized by various U.S. government agency obligations, 5.500% to 6.000% due 3/1/37 to 8/1/37; Market value — $2,069,586) (Cost — $2,029,000)	2,029,000

	TOTAL INVESTMENTS — 99.7% (Cost — $331,445,809#)	342,662,675
	Other Assets in Excess of Liabilities — 0.3%	1,127,676

	TOTAL NET ASSETS — 100.0%	$343,790,351

*	Non-income producing security.

†	Effective March 2, 2007, Legg Mason Partners Small Cap Growth Fund I was renamed Legg Mason Partners Small Cap Growth Fund.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

22       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Schedules of Investments (July 31, 2007) (unaudited) (continued)

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30%

Shares	Description	Value
INVESTMENTS IN UNDERLYING FUNDS — 99.2%
296,583	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Class Shares	$6,426,956
	Legg Mason Partners Equity Trust:
333,205	Legg Mason Partners Appreciation Fund, Class I Shares	5,277,968
313,420	Legg Mason Partners Fundamental Value Fund, Class I Shares	5,277,995
92,218	Legg Mason Value Trust, Inc., Institutional Class Shares*	7,291,706
627,577	The Royce Fund — Royce Value Fund, Institutional Class Shares	7,443,058
	Western Asset Funds, Inc.:
1,619,217	Western Asset Absolute Return Portfolio, Institutional Class Shares	16,111,205
4,737,384	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	47,894,953
1,084,420	Western Asset High Yield Portfolio, Institutional Class Shares	10,779,130

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $105,631,513)	106,502,971

Face Amount
SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$640,000	Interest in $493,653,000 joint tri-party repurchase agreement dated 7/31/07 with Greenwich Capital Markets Inc., 5.290% due 8/1/07; Proceeds at maturity — $640,094; (Fully collateralized by various U.S. government agency obligations, 5.500% to 6.000% due 3/1/37 to 8/1/37; Market value — $652,802) (Cost — $640,000)	640,000

	TOTAL INVESTMENTS — 99.8% (Cost — $106,271,513#)	107,142,971
	Other Assets in Excess of Liabilities — 0.2%	233,527

	TOTAL NET ASSETS — 100.0%	$107,376,498

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       23

Schedules of Investments (July 31, 2007) (unaudited) (continued)

LEGG MASON PARTNERS LIFESTYLE INCOME FUND

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.2%
	Legg Mason Partners Equity Trust:
127,990	Legg Mason Partners Appreciation Fund, Class I Shares	$2,027,362
115,735	Legg Mason Partners Capital and Income Fund, Class I Shares	2,035,780
955,305	Legg Mason Partners Income Trust — Legg Mason Partners Diversified Strategic Income Fund, Class I Shares	6,238,140
	Western Asset Funds, Inc.:
2,432,241	Western Asset Core Plus Bond Portfolio, Institutional Class Shares	24,589,960
624,681	Western Asset High Yield Portfolio, Institutional Class Shares	6,209,331

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $42,472,666)	41,100,573

Face Amount
SHORT-TERM INVESTMENT — 0.4%
Repurchase Agreement — 0.4%
$156,000	Interest in $493,653,000 joint tri-party repurchase agreement dated 7/31/07 with Greenwich Capital Markets Inc., 5.290% due 8/1/07; Proceeds at maturity — $156,023; (Fully collateralized by various U.S. government agency obligations, 5.500% to 6.000% due 3/1/37 to 8/1/37; Market value — $159,120) (Cost — $156,000)	156,000

	TOTAL INVESTMENTS — 99.6% (Cost — $42,628,666#)	41,256,573
	Other Assets in Excess of Liabilities — 0.4%	156,406

	TOTAL NET ASSETS — 100.0%	$41,412,979

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Statements of Assets and Liabilities (July 31, 2007) (unaudited)

	Legg Mason Partners Lifestyle Allocation 100%	Legg Mason Partners Lifestyle Allocation 85%	Legg Mason Partners Lifestyle Allocation 70%	Legg Mason Partners Lifestyle Allocation 50%	Legg Mason Partners Lifestyle Allocation 30%	Legg Mason Partners Lifestyle Income Fund
ASSETS:
Investments, at cost	$27,617,143	$556,075,402	$525,635,252	$331,445,809	$106,271,513	$42,628,666

Investments, at value	27,034,709	676,389,367	571,291,387	342,662,675	107,142,971	41,256,573
Cash	121	346	573	26	65	248
Receivable for Fund shares sold	425,044	1,134,773	919,940	836,540	55,840	5,686
Receivable from investment manager	5,391	—	—	—	—	6,045
Receivable for securities sold	2,511	393,989	266,004	291,882	78,688	36,868
Dividends and interest receivable	55	276,954	623,615	665,560	301,810	162,722
Prepaid expenses	71,775	39,417	35,008	31,186	27,867	95,094

Total Assets	27,539,606	678,234,846	573,136,527	344,487,869	107,607,241	41,563,236

LIABILITIES:
Payable for securities purchased	223,595	46,297	129,499	2,269	1,426	44,664
Payable for Fund shares repurchased	13,342	851,193	744,629	387,992	168,208	42,108
Distribution fees payable	12,615	266,427	227,139	136,221	34,278	12,882
Trustees’ fees payable	4,481	699	809	1,520	1,823	2,446
Investment management fee payable	—	60,758	95,590	55,280	15,416	—
Distributions payable	—	—	—	—	—	12,977
Accrued expenses	14,899	369,378	294,220	114,236	9,592	35,180

Total Liabilities	268,932	1,594,752	1,491,886	697,518	230,743	150,257

Total Net Assets	$27,270,674	$676,640,094	$571,644,641	$343,790,351	$107,376,498	$41,412,979

NET ASSETS:
Par value (Note 6)	$23	$423	$418	$272	$92	$41
Paid-in capital in excess of par value	27,844,088	551,444,963	553,629,017	329,771,150	108,435,901	49,065,451
Accumulated net investment loss	(59,758)	—	—	—	—	—
Undistributed net investment income	—	541,793	3,083,188	822,277	421,807	230,995
Accumulated net realized gain (loss) on sale of Underlying Funds, capital gain distributions from Underlying Funds and foreign currency transactions	68,755	4,338,950	(30,724,117)	1,979,786	(2,352,760)	(6,511,415)
Net unrealized appreciation (depreciation) on Underlying Funds	(582,434)	120,313,965	45,656,135	11,216,866	871,458	(1,372,093)

Total Net Assets	$27,270,674	$676,640,094	$571,644,641	$343,790,351	$107,376,498	$41,412,979

Shares Outstanding:
Class A	1,360,021	31,091,400	30,719,596	20,014,557	6,975,409	3,233,100

Class B	385,946	9,356,664	8,807,103	5,160,967	1,691,357	749,022

Class C	599,389	1,859,414	2,235,278	2,017,230	500,979	160,964

Class I	826	—	—	—	—	—

Net Asset Value:
Class A (and redemption price)	$11.64	$16.19	$13.66	$12.56	$11.67	$9.97

Class B *	$11.60	$15.41	$13.77	$12.86	$11.85	$10.08

Class C *	$11.59	$15.57	$13.80	$12.89	$11.83	$10.07

Class I (and redemption price)	$11.63	—	—	—	—	—

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%, 5.75%, 5.75%, 5.75%, 4.25% and 4.25%, respectively.)	$12.35	$17.18	$14.49	$13.33	$12.19	$10.41

*	Redemption price is NAV of Class B and C shares reduced by 5.00% (4.50% for the Allocation 30% and the Income Fund) and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (see Note 2).

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       25

Statements of Operations (For the six months ended July 31, 2007) (unaudited)

	Legg Mason Partners Lifestyle Allocation 100%	Legg Mason Partners Lifestyle Allocation 85%	Legg Mason Partners Lifestyle Allocation 70%	Legg Mason Partners Lifestyle Allocation 50%	Legg Mason Partners Lifestyle Allocation 30%	Legg Mason Partners Lifestyle Income Fund
INVESTMENT INCOME:
Income distribution from Underlying Funds	$15,742	$4,003,262	$5,982,435	$5,679,873	$2,468,196	$1,340,369
Interest	5,006	63,782	58,355	42,442	15,186	4,515

Total Investment Income	20,748	4,067,044	6,040,790	5,722,315	2,483,382	1,344,884

EXPENSES:
Distribution fees (Note 4)	42,431	1,544,202	1,328,294	804,405	202,517	79,074
Registration fees	39,145	27,655	26,564	23,298	22,037	22,417
Legal fees	16,619	27,827	23,361	24,468	24,320	28,491
Investment management fee (Note 2)	13,855	685,853	581,598	347,947	108,797	43,822
Audit and tax	10,315	12,107	10,457	10,457	10,455	10,982
Trustees’ fees	5,466	17,753	13,758	10,548	4,897	3,472
Transfer agent fees (Note 4)	2,938	1,302,036	858,892	359,343	99,383	44,155
Shareholder reports (Note 4)	920	69,269	36,914	21,914	6,510	2,686
Custody fees	361	1,759	1,766	1,822	653	682
Miscellaneous expenses	6,293	3,075	3,235	3,243	2,296	3,472

Total Expenses	138,343	3,691,536	2,884,839	1,607,445	481,865	239,253
Less: Fee waivers and/or expense reimbursements (Note 2)	(57,803)	(294,120)	(56,914)	(4,662)	(5,020)	(43,920)

Net Expenses	80,540	3,397,416	2,827,925	1,602,783	476,845	195,333

Net Investment Income (Loss)	(59,792)	669,628	3,212,865	4,119,532	2,006,537	1,149,551

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING FUNDS, CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Underlying Funds	(17,391)	1,732,755	584,750	819,955	163,422	(66,026)
Capital gain distributions from Underlying Funds	86,556	2,606,209	2,281,228	1,159,834	391,018	105,415
Foreign currency transactions	—	—	1,911	—	—	—

Net Realized Gain	69,165	4,338,964	2,867,889	1,979,789	554,440	39,389

Change in Net Unrealized Appreciation/Depreciation From Underlying Funds	(587,628)	2,863,035	(142,755)	(3,916,784)	(2,022,299)	(1,431,043)

Net Gain (Loss) on Underlying Funds Capital Gain Distributions From Underlying Funds and Foreign Currency Transactions	(518,463)	7,201,999	2,725,134	(1,936,995)	(1,467,859)	(1,391,654)

Increase (Decrease) in Net Assets From Operations	$(578,255)	$7,871,627	$5,937,999	$2,182,537	$538,678	$(242,103)

See Notes to Financial Statements.

26       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended July 31, 2007 (unaudited) and the period ended January 31, 2007

Legg Mason Partners Lifestyle Allocation 100%	July 31	January 31†
OPERATIONS:
Net investment loss	$(59,792)	$(76)
Net realized gain (loss)	69,165	(410)
Change in net unrealized appreciation/depreciation	(587,628)	5,194

Increase (Decrease) in Net Assets From Operations	(578,255)	4,708

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	27,516,392	1,817,012
Cost of shares repurchased	(1,489,136)	(47)

Increase in Net Assets From Fund Share Transactions	26,027,256	1,816,965

Increase in Net Assets	25,449,001	1,821,673
NET ASSETS:
Beginning of period	1,821,673	—

End of period*†	$27,270,674	$1,821,673

* Includes accumulated net investment loss of:	$(59,758)	—
† Includes undistributed net investment income of:	—	$34

†	For the period December 29, 2006 (inception date) to January 31, 2007.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       27

Statements of Changes in Net Assets (continued)

For the six months ended July 31, 2007 (unaudited) and the year ended January 31, 2007

Legg Mason Partners Lifestyle Allocation 85%	July 31	January 31
OPERATIONS:
Net investment income	$669,628	$967,178
Net realized gain	4,338,964	97,156,738
Change in net unrealized appreciation/depreciation	2,863,035	(49,837,971)

Increase in Net Assets From Operations	7,871,627	48,285,945

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(100,003)	(1,200,002)
Net realized gains	(22,456,932)	—

Decrease in Net Assets From Distributions to Shareholders	(22,556,935)	(1,200,002)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	61,980,831	85,696,901
Reinvestment of distributions	22,412,259	1,192,788
Cost of shares repurchased	(73,509,583)	(155,466,031)

Increase (Decrease) in Net Assets From Fund Share Transactions	10,883,507	(68,576,342)

Decrease in Net Assets	(3,801,801)	(21,490,399)
NET ASSETS:
Beginning of period	680,441,895	701,932,294

End of period*	$676,640,094	$680,441,895

* Includes undistributed (overdistributed) net investment income, of:	$541,793	$(27,832)

See Notes to Financial Statements.

28       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended July 31, 2007 (unaudited) and the year ended January 31, 2007

Legg Mason Partners Lifestyle Allocation 70%	July 31	January 31
OPERATIONS:
Net investment income	$3,212,865	$6,922,777
Net realized gain	2,867,889	72,988,388
Change in net unrealized appreciation/depreciation	(142,755)	(39,174,867)

Increase in Net Assets From Operations	5,937,999	40,736,298

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(350,008)	(7,053,889)

Decrease in Net Assets From Distributions to Shareholders	(350,008)	(7,053,889)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	60,146,849	81,482,975
Reinvestment of distributions	346,114	6,970,363
Cost of shares repurchased	(72,199,824)	(158,055,796)

Decrease in Net Assets From Fund Share Transactions	(11,706,861)	(69,602,458)

Decrease in Net Assets	(6,118,870)	(35,920,049)
NET ASSETS:
Beginning of period	577,763,511	613,683,560

End of period*	$571,644,641	$577,763,511

* Includes undistributed net investment income of:	$3,083,188	$220,331

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       29

Statements of Changes in Net Assets (continued)

For the six months ended July 31, 2007 (unaudited) and the year ended January 31, 2007

Legg Mason Partners Lifestyle Allocation 50%	July 31	January 31
OPERATIONS:
Net investment income	$4,119,532	$7,513,728
Net realized gain	1,979,789	28,869,313
Change in net unrealized appreciation/depreciation	(3,916,784)	(11,333,410)

Increase in Net Assets From Operations	2,182,537	25,049,631

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(3,582,049)	(7,760,333)
Net realized gains	(7,713,091)	—

Decrease in Net Assets From Distributions to Shareholders	(11,295,140)	(7,760,333)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	40,086,644	57,901,124
Reinvestment of distributions	11,075,865	7,594,172
Cost of shares repurchased	(46,630,682)	(112,400,349)

Increase (Decrease) in Net Assets From Fund Share Transactions	4,531,827	(46,905,053)

Decrease in Net Assets	(4,580,776)	(29,615,755)
NET ASSETS:
Beginning of period	348,371,127	377,986,882

End of period*	$343,790,351	$348,371,127

* Includes undistributed net investment income of:	$822,277	$284,794

See Notes to Financial Statements.

30       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended July 31, 2007 (unaudited) and the year ended January 31, 2007

Legg Mason Partners Lifestyle Allocation 30%	July 31	January 31
OPERATIONS:
Net investment income	$2,006,537	$3,362,545
Net realized gain	554,440	3,168,117
Change in net unrealized appreciation/depreciation	(2,022,299)	(174,507)

Increase in Net Assets From Operations	538,678	6,356,155

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,767,984)	(3,395,348)

Decrease in Net Assets From Distributions to Shareholders	(1,767,984)	(3,395,348)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	15,745,453	21,418,123
Reinvestment of distributions	1,707,932	3,278,359
Cost of shares repurchased	(17,260,596)	(35,193,598)

Increase (Decrease) in Net Assets From Fund Share Transactions	192,789	(10,497,116)

Decrease in Net Assets	(1,036,517)	(7,536,309)
NET ASSETS:
Beginning of period	108,413,015	115,949,324

End of period*	$107,376,498	$108,413,015

* Includes undistributed net investment income of:	$421,807	$183,254

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       31

Statements of Changes in Net Assets (continued)

For the six months ended July 31, 2007 (unaudited) and the year ended January 31, 2007

Legg Mason Partners Lifestyle Income Fund	July 31	January 31
OPERATIONS:
Net investment income	$1,149,551	$2,165,159
Net realized gain (loss)	39,389	(3,108,593)
Change in net unrealized appreciation/depreciation	(1,431,043)	3,392,532

Increase (Decrease) in Net Assets From Operations	(242,103)	2,449,098

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,003,740)	(2,183,399)

Decrease in Net Assets From Distributions to Shareholders	(1,003,740)	(2,183,399)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	4,253,937	8,594,287
Reinvestment of distributions	937,227	2,042,674
Cost of shares repurchased	(7,421,350)	(18,599,865)

Decrease in Net Assets From Fund Share Transactions	(2,230,186)	(7,962,904)

Decrease in Net Assets	(3,476,029)	(7,697,205)
NET ASSETS:
Beginning of period	44,889,008	52,586,213

End of period*	$41,412,979	$44,889,008

* Includes undistributed net investment income of:	$230,995	$85,184

See Notes to Financial Statements.

32       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares(1)

Legg Mason Partners Lifestyle Allocation 100%	2007(2)	2007(3)(4)
Net Asset Value, Beginning of Period	$11.50	$11.40

Income (Loss) From Operations:
Net investment loss(5)	(0.03)	(0.00	)(6)
Net realized and unrealized gain	0.17	0.10

Total Income From Operations	0.14	0.10

Net Asset Value, End of Period	$11.64	$11.50

Total Return(7)	1.22%	0.88%

Net Assets, End of Period (000s)	$15,835	$428

Ratios to Average Net Assets:
Gross expenses(8)(9)	1.61%	116.13%
Net expenses(8)(9)10)(11)	0.80	0.80
Net investment loss(9)	(0.52)	(0.22)

Portfolio Turnover Rate	3%	10%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	For the period December 29, 2006 (inception date) to January 31, 2007.

(5)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(6)	Amount represents less than $0.01 per share.

(7)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(8)	Does not include expenses of the Underlying Funds in which the Fund invests.

(9)	Annualized.

(10)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80%.

(11)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       33

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

Legg Mason Partners Lifestyle Allocation 100%	2007(2)	2007(3)(4)
Net Asset Value, Beginning of Period	$11.50	$11.40

Income (Loss) From Operations:
Net investment loss(5)	(0.07)	(0.01)
Net realized and unrealized gain	0.17	0.11

Total Income From Operations	0.10	0.10

Net Asset Value, End of Period	$11.60	$11.50

Total Return(6)	0.87%	0.88%

Net Assets, End of Period (000s)	$4,477	$499

Ratios to Average Net Assets:
Gross expenses(7)(8)	2.50%	116.88%
Net expenses(7)(8)(9)(10)	1.55	1.55
Net investment loss(8)	(1.28)	(1.24)

Portfolio Turnover Rate	3%	10%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	For the period December 29, 2006 (inception date) to January 31, 2007.

(5)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(6)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(7)	Does not include expenses of the Underlying Funds in which the Fund invests.

(8)	Annualized.

(9)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.55%.

(10)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)

Legg Mason Partners Lifestyle Allocation 100%	2007(2)	2007(3)(4)
Net Asset Value, Beginning of Period	$11.50	$11.40

Income (Loss) From Operations:
Net investment loss(5)	(0.07)	(0.00	)(6)
Net realized and unrealized gain	0.16	0.10

Total Income From Operations	0.09	0.10

Net Asset Value, End of Period	$11.59	$11.50

Total Return(7)	0.78%	0.88%

Net Assets, End of Period (000s)	$6,949	$895

Ratios to Average Net Assets:
Gross expenses(8)(9)	2.36%	116.88%
Net expenses(8)(9)(10)(11)	1.55	1.55
Net investment loss(9)	(1.20)	(0.42)

Portfolio Turnover Rate	3%	10%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	For the period December 29, 2006 (inception date) to January 31, 2007.

(5)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(6)	Amount represents less than $0.01 per share.

(7)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(8)	Does not include expenses of the Underlying Funds in which the Fund invests.

(9)	Annualized.

(10)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.55%.

(11)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       35

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class I Shares(1)

Legg Mason Partners Lifestyle Allocation 100%	2007(2)
Net Asset Value, Beginning of Period	$12.11

Income (Loss) From Operations:
Net investment loss(3)	(0.01)
Net realized and unrealized loss	(0.47)

Total Loss From Operations	(0.48)

Net Asset Value, End of Period	$11.63

Total Return(4)	(3.96)%

Net Assets, End of Period (000s)	$10

Ratios to Average Net Assets:
Gross expenses(5)(6)	0.94%
Net expenses(5)(6)(7)(8)	0.55
Net investment loss(6)	(0.52)

Portfolio Turnover Rate	3%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period May 4, 2007 (inception date) to July 31, 2007.

(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Does not include expenses of the Underlying Funds in which the Fund invests.

(6)	Annualized.

(7)	As a result of voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expense, to average net assets of Class I shares will not exceed 0.55%.

(8)	Reflects fee waivers and/or expense reimbursement.

See Notes to Financial Statements.

36       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares(1)

Legg Mason Partners Lifestyle Allocation 85%	2007(2)		2007(3)		2006(3)		2005(3)	2004(3)	2003(3)
Net Asset Value, Beginning of Period	$16.52		$15.36		$13.80		$13.31	$9.22	$12.12

Income (Loss) From Operations:
Net investment income (loss)(4)	0.03		0.06		(0.00	)(5)	(0.01)	0.00 (5)	(0.01)
Net realized and unrealized gain (loss)	0.19		1.14		1.56		0.50	4.09	(2.89)

Total Income (Loss) From Operations	0.22		1.20		1.56		0.49	4.09	(2.90)

Less Distributions From:
Net investment income	(0.00	)(5)	(0.04)		—		—	—	—
Net realized gains	(0.55)		—		—		—	—	—

Total Distributions	(0.55)		(0.04)		—		—	—	—

Net Asset Value, End of Period	$16.19		$16.52		$15.36		$13.80	$13.31	$9.22

Total Return(6)	1.22%		7.82%		11.30%		3.68%	44.36%	(23.93)%

Net Assets, End of Period (000s)	$503,514		$491,940		$464,856		$415,122	$358,644	$258,430

Ratios to Average Net Assets:
Gross expenses(7)	0.86	%(8)	0.90	%(9)	1.03%		1.00%	1.15%	1.35%
Net expenses(7)(10)(11)	0.80	(8)	0.81	(9)	0.80		0.79	0.80	0.80
Net investment income (loss)	0.39	(8)	0.37		(0.01)		(0.04)	0.04	(0.07)

Portfolio Turnover Rate	3%		79%		47%		4%	4%	0%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(5)	Amount represents less than $0.01 per share.

(6)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(7)	Does not include expenses of the Underlying Funds in which the Fund invests.

(8)	Annualized.

(9)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.85% and 0.77%, respectively (Note 11).

(10)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80%.

(11)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       37

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

Legg Mason Partners Lifestyle Allocation 85%	2007(2)		2007(3)		2006(3)	2005(3)	2004(3)	2003(3)
Net Asset Value, Beginning of Period	$15.80		$14.76		$13.36	$12.99	$9.06	$12.01

Income (Loss) From Operations:
Net investment loss(4)	(0.03)		(0.06)		(0.11)	(0.10)	(0.08)	(0.09)
Net realized and unrealized gain (loss)	0.19		1.10		1.51	0.47	4.01	(2.86)

Total Income (Loss) From Operations	0.16		1.04		1.40	0.37	3.93	(2.95)

Less Distributions From:
Net realized gains	(0.55)		—		—	—	—	—

Total Distributions	(0.55)		—		—	—	—	—

Net Asset Value, End of Period	$15.41		$15.80		$14.76	$13.36	$12.99	$9.06

Total Return(5)	0.88%		7.05%		10.48%	2.85%	43.38%	(24.56)%

Net Assets, End of Period (000s)	$144,173		$159,423		$200,934	$234,734	$278,172	$206,591

Ratios to Average Net Assets:
Gross expenses(6)	1.72	%(7)	1.67	%(8)	1.81%	1.79%	1.82%	2.01%
Net expenses(6)(9)(10)	1.55	(7)	1.53	(8)	1.55	1.54	1.55	1.55
Net investment loss	(0.37	)(7)	(0.39)		(0.78)	(0.82)	(0.71)	(0.82)

Portfolio Turnover Rate	3%		79%		47%	4%	4%	0%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Does not include expenses of the Underlying Funds in which the Fund invests.

(7)	Annualized.

(8)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.63% and 1.49%, respectively (Note 11).

(9)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.55%.

(10)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

38       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)

Legg Mason Partners Lifestyle Allocation 85%	2007(2)		2007(3)		2006(3)	2005(3)		2004(3)	2003(3)
Net Asset Value, Beginning of Period	$15.94		$14.87		$13.44	$13.04		$9.08	$12.01

Income (Loss) From Operations:
Net investment loss(4)	(0.01)		(0.03)		(0.08)	(0.08)		(0.05)	(0.08)
Net realized and unrealized gain (loss)	0.19		1.10		1.51	0.48		4.01	(2.85)

Total Income (Loss) From Operations	0.18		1.07		1.43	0.40		3.96	(2.93)

Less Distributions From:
Net realized gains	(0.55)		—		—	—		—	—

Total Distributions	(0.55)		—		—	—		—	—

Net Asset Value, End of Period	$15.57		$15.94		$14.87	$13.44		$13.04	$9.08

Total Return(5)	0.99%		7.20%		10.64%	3.07%		43.61%	(24.40)%

Net Assets, End of Period (000s)	$28,953		$29,079		$36,142	$42,829		$42,824	$31,232

Ratios to Average Net Assets:
Gross expenses(6)	1.33	%(7)	1.37	%(8)	1.39%	1.38%		1.30%	1.47%
Net expenses(6)(9)	1.33	(7)	1.34	(8)(10)	1.39	1.36	(10)	1.30	1.47
Net investment loss	(0.14	)(7)	(0.19)		(0.61)	(0.63)		(0.46)	(0.75)

Portfolio Turnover Rate	3%		79%		47%	4%		4%	0%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Does not include expenses of the Underlying Funds in which the Fund invests.

(7)	Annualized.

(8)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 1.30%, respectively (Note 11).

(9)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.55%.

(10)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       39

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares(1)

Legg Mason Partners Lifestyle Allocation 70%	2007(2)		2007(3)		2006(3)	2005(3)	2004(3)	2003(3)
Net Asset Value, Beginning of Period	$13.52		$12.73		$11.89	$11.66	$8.75	$10.89

Income (Loss) From Operations:
Net investment income(4)	0.09		0.18		0.13	0.13	0.13	0.13
Net realized and unrealized gain (loss)	0.06		0.81		0.84	0.27	2.90	(2.12)

Total Income (Loss) From Operations	0.15		0.99		0.97	0.40	3.03	(1.99)

Less Distributions From:
Net investment income	(0.01)		(0.20)		(0.13)	(0.17)	(0.12)	(0.13)
Net realized gains	—		—		—	—	—	(0.02)

Total Distributions	(0.01)		(0.20)		(0.13)	(0.17)	(0.12)	(0.15)

Net Asset Value, End of Period	$13.66		$13.52		$12.73	$11.89	$11.66	$8.75

Total Return(5)	1.10%		7.77%		8.14%	3.40%	34.67%	(18.32)%

Net Assets, End of Period (000s)	$419,556		$411,242		$393,641	$363,251	$321,089	$256,146

Ratios to Average Net Assets:
Gross expenses(6)	0.77	%(7)	0.81	%(8)	0.86%	0.87%	0.93%	1.03%
Net expenses(6)(9)(10)	0.77	(7)	0.79	(8)	0.80	0.78	0.80	0.80
Net investment income	1.31	(7)	1.44		1.04	1.16	1.27	1.30

Portfolio Turnover Rate	3%		92%		50%	5%	0%	1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Does not include expenses of the Underlying Funds in which the Fund invests.

(7)	Annualized.

(8)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.77% and 0.75%, respectively (Note 11).

(9)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80%.

(10)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

40       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

Legg Mason Partners Lifestyle Allocation 70%	2007(2)		2007(3)		2006(3)	2005(3)	2004(3)	2003(3)
Net Asset Value, Beginning of Period	$13.67		$12.87		$12.02	$11.77	$8.82	$10.98

Income (Loss) From Operations:
Net investment income(4)	0.04		0.08		0.03	0.04	0.05	0.05
Net realized and unrealized gain (loss)	0.06		0.81		0.85	0.26	2.93	(2.13)

Total Income (Loss) From Operations	0.10		0.89		0.88	0.30	2.98	(2.08)

Less Distributions From:
Net investment income	—		(0.09)		(0.03)	(0.05)	(0.03)	(0.06)
Net realized gains	—		—		—	—	—	(0.02)

Total Distributions	—		(0.09)		(0.03)	(0.05)	(0.03)	(0.08)

Net Asset Value, End of Period	$13.77		$13.67		$12.87	$12.02	$11.77	$8.82

Total Return(5)	0.76%		6.92%		7.32%	2.58%	33.81%	(18.98)%

Net Assets, End of Period (000s)	$121,251		$137,020		$184,791	$230,727	$306,251	$252,783

Ratios to Average Net Assets:
Gross expenses(6)	1.63	%(7)	1.60	%(8)	1.65%	1.63%	1.60%	1.69%
Net expenses(6)(9)(10)	1.54	(7)	1.54	(8)	1.55	1.54	1.55	1.55
Net investment income	0.52	(7)	0.64		0.27	0.36	0.52	0.55

Portfolio Turnover Rate	3%		92%		50%	5%	0%	1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Does not include expenses of the Underlying Funds in which the Fund invests.

(7)	Annualized.

(8)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.56% and 1.51%, respectively (Note 11).

(9)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.55%.

(10)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       41

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)

Legg Mason Partners Lifestyle Allocation 70%	2007(2)		2007(3)		2006(3)	2005(3)		2004(3)	2003(3)
Net Asset Value, Beginning of Period	$13.69		$12.89		$12.03	$11.78		$8.83	$11.00

Income (Loss) From Operations:
Net investment income(4)	0.05		0.11		0.05	0.06		0.07	0.06
Net realized and unrealized gain (loss)	0.07		0.81		0.86	0.27		2.93	(2.15)

Total Income (Loss) From Operations	0.12		0.92		0.91	0.33		3.00	(2.09)

Less Distributions From:
Net investment income	(0.01)		(0.12)		(0.05)	(0.08)		(0.05)	(0.06)
Net realized gains	—		—		—	—		—	(0.02)

Total Distributions	(0.01)		(0.12)		(0.05)	(0.08)		(0.05)	(0.08)

Net Asset Value, End of Period	$13.80		$13.69		$12.89	$12.03		$11.78	$8.83

Total Return(5)	0.85%		7.15%		7.54%	2.79%		33.99%	(19.03)%

Net Assets, End of Period (000s)	$30,838		$29,502		$35,251	$43,269		$44,950	$33,933

Ratios to Average Net Assets:
Gross expenses(6)	1.32	%(7)	1.35	%(8)	1.38%	1.38%		1.38%	1.54%
Net expenses(6)(9)	1.32	(7)	1.32	(8)(10)	1.38	1.37	(10)	1.38	1.54
Net investment income	0.77	(7)	0.88		0.45	0.55		0.70	0.57

Portfolio Turnover Rate	3%		92%		50%	5%		0%	1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Does not include expenses of the Underlying Funds in which the Fund invests.

(7)	Annualized.

(8)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 1.29%, respectively (Note 11).

(9)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.55%.

(10)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

42       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class A Shares(1)

Legg Mason Partners Lifestyle Allocation 50%	2007(2)	2007(3)	2006(3)	2005(3)	2004(3)	2003(3)
Net Asset Value, Beginning of Period	$12.90	$12.26	$11.95	$11.77	$9.86	$10.93

Income (Loss) From Operations:
Net investment income(4)	0.17	0.29	0.22	0.24	0.26	0.22
Net realized and unrealized gain (loss)	(0.07)	0.66	0.31	0.17	1.91	(0.99)

Total Income (Loss) From Operations	0.10	0.95	0.53	0.41	2.17	(0.77)

Less Distributions From:
Net investment income	(0.15)	(0.31)	(0.22)	(0.23)	(0.26)	(0.24)
Net realized gains	(0.29)	—	—	—	—	—
Return of capital	—	—	—	—	(0.00	)(5)	(0.06)

Total Distributions	(0.44)	(0.31)	(0.22)	(0.23)	(0.26)	(0.30)

Net Asset Value, End of Period	$12.56	$12.90	$12.26	$11.95	$11.77	$9.86

Total Return(6)	0.70%	7.85%	4.49%	3.51%	22.32%	(7.12)%

Net Assets, End of Period (000s)	$251,408	$245,674	$235,924	$226,769	$195,214	$164,473

Ratios to Average Net Assets:
Gross expenses(7)	0.70	%(8)	0.72	%(9)	0.73%	0.73%	0.76%	0.81%
Net expenses(7)(10)	0.70	(8)	0.70	(9)(11)	0.73	0.72	(11)	0.76	0.80	(11)
Net investment income	2.60	(8)	2.37	1.86	2.02	2.40	2.12

Portfolio Turnover Rate	4%	86%	45%	16%	1%	1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(5)	Amount represents less than $0.01 per share.

(6)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(7)	Does not include expenses of the Underlying Funds in which the Fund invests.

(8)	Annualized.

(9)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.67%, respectively (Note 11).

(10)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80%.

(11)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       43

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

Legg Mason Partners Lifestyle Allocation 50%	2007(2)		2007(3)		2006(3)	2005(3)		2004(3)		2003(3)
Net Asset Value, Beginning of Period	$13.20		$12.54		$12.21	$12.03		$10.08		$11.17

Income (Loss) From Operations:
Net investment income(4)	0.11		0.19		0.13	0.14		0.18		0.15
Net realized and unrealized gain (loss)	(0.07)		0.68		0.32	0.18		1.95		(1.02)

Total Income (Loss) From Operations	0.04		0.87		0.45	0.32		2.13		(0.87)

Less Distributions From:
Net investment income	(0.09)		(0.21)		(0.12)	(0.14)		(0.18)		(0.16)
Net realized gains	(0.29)		—		—	—		—		—
Return of capital	—		—		—	—		(0.00	)(5)	(0.06)

Total Distributions	(0.38)		(0.21)		(0.12)	(0.14)		(0.18)		(0.22)

Net Asset Value, End of Period	$12.86		$13.20		$12.54	$12.21		$12.03		$10.08

Total Return(6)	0.27%		7.00%		3.71%	2.64%		21.39%		(7.79)%

Net Assets, End of Period (000s)	$66,374		$75,776		$108,455	$135,612		$176,633		$160,381

Ratios to Average Net Assets:
Gross expenses(7)	1.56	%(8)	1.52	%(9)	1.52%	1.52%		1.53%		1.52%
Net expenses(7)(10)	1.55	(8)(11)	1.48	(9)(11)	1.52	1.51	(11)	1.53		1.52
Net investment income	1.72	(8)	1.53		1.03	1.19		1.63		1.40

Portfolio Turnover Rate	4%		86%		45%	16%		1%		1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(5)	Amount represents less than $0.01 per share.

(6)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(7)	Does not include expenses of the Underlying Funds in which the Fund invests.

(8)	Annualized.

(9)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.49% and 1.46%, respectively (Note 11).

(10)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.55%.

(11)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

44       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)

Legg Mason Partners Lifestyle Allocation 50%	2007(2)		2007(3)		2006(3)	2005(3)		2004(3)		2003(3)
Net Asset Value, Beginning of Period	$13.23		$12.57		$12.23	$12.05		$10.09		$11.17

Income (Loss) From Operations:
Net investment income(4)	0.13		0.22		0.15	0.16		0.19		0.16
Net realized and unrealized gain (loss)	(0.07)		0.67		0.33	0.17		1.96		(1.02)

Total Income (Loss) From Operations	0.06		0.89		0.48	0.33		2.15		(0.86)

Less Distributions From:
Net investment income	(0.11)		(0.23)		(0.14)	(0.15)		(0.19)		(0.16)
Net realized gains	(0.29)		—		—	—		—		—
Return of capital	—		—		—	—		(0.00	)(5)	(0.06)

Total Distributions	(0.40)		(0.23)		(0.14)	(0.15)		(0.19)		(0.22)

Net Asset Value, End of Period	$12.89		$13.23		$12.57	$12.23		$12.05		$10.09

Total Return(6)	0.37%		7.15%		3.93%	2.74%		21.53%		(7.71)%

Net Assets, End of Period (000s)	$26,008		$26,921		$33,608	$39,570		$38,777		$28,972

Ratios to Average Net Assets:
Gross expenses(7)	1.32	%(8)	1.34	%(9)	1.36%	1.41%		1.48%		1.43%
Net expenses(7)(10)	1.32	(8)	1.31	(9)(11)	1.36	1.40	(11)	1.48		1.43
Net investment income	1.97	(8)	1.73		1.21	1.32		1.69		1.51

Portfolio Turnover Rate	4%		86%		45%	16%		1%		1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(5)	Amount represents less than $0.01 per share.

(6)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(7)	Does not include expenses of the Underlying Funds in which the Fund invests.

(8)	Annualized.

(9)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.31% and 1.28%, respectively (Note 11).

(10)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.55%.

(11)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       45

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class A Shares(1)

Legg Mason Partners Lifestyle Allocation 30%	2007(2)		2007(3)		2006(3)	2005(3)		2004(3)		2003(3)
Net Asset Value, Beginning of Period	$11.81		$11.48		$11.46	$11.35		$9.94		$10.59

Income (Loss) From Operations:
Net investment income(4)	0.23		0.37		0.33	0.35		0.36		0.32
Net realized and unrealized gain (loss)	(0.17)		0.34		0.02	0.09	(5)	1.42		(0.55)

Total Income (Loss) From Operations	0.06		0.71		0.35	0.44		1.78		(0.23)

Less Distributions From:
Net investment income	(0.20)		(0.38)		(0.33)	(0.33)		(0.37)		(0.34)
Net realized gains	—		—		—	—		—		(0.00	)(6)
Return of capital	—		—		—	—		(0.00	)(6)	(0.08)

Total Distributions	(0.20)		(0.38)		(0.33)	(0.33)		(0.37)		(0.42)

Net Asset Value, End of Period	$11.67		$11.81		$11.48	$11.46		$11.35		$9.94

Total Return(7)	0.51%		6.31%		3.13%	3.98	%(5)	18.28%		(2.18)%

Net Assets, End of Period (000s)	$81,410		$80,005		$75,890	$72,141		$60,332		$51,769

Ratios to Average Net Assets:
Gross expenses(8)	0.75	%(9)	0.75	%(10)	0.75%	0.73%		0.74%		0.77%
Net expenses(8)(11)	0.74	(9)(12)	0.73	(10)(12)	0.75	0.72	(12)	0.74		0.77
Net investment income	3.84	(9)	3.23		2.87	3.13		3.40		3.12

Portfolio Turnover Rate	5%		92%		56%	17%		7%		2%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(5)

Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.06 and 3.71%, respectively.

(6)	Amount represents less than $0.01 per share.

(7)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(8)	Does not include expenses of the Underlying Funds in which the Fund invests.

(9)	Annualized.

(10)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.72 % and 0.71%, respectively (Note 11).

(11)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80%.

(12)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

46       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

Legg Mason Partners Lifestyle Allocation 30%	2007(2)		2007(3)		2006(3)	2005(3)		2004(3)		2003(3)
Net Asset Value, Beginning of Period	$11.98		$11.65		$11.62	$11.50		$10.08		$10.72

Income (Loss) From Operations:
Net investment income(4)	0.19		0.31		0.27	0.29		0.31		0.27
Net realized and unrealized gain (loss)	(0.15)		0.34		0.03	0.10	(5)	1.43		(0.55)

Total Income (Loss) From Operations	0.04		0.65		0.30	0.39		1.74		(0.28)

Less Distributions From:
Net investment income	(0.17)		(0.32)		(0.27)	(0.27)		(0.32)		(0.28)
Net realized gains	—		—		—	—		—		(0.00	)(6)
Return of capital	—		—		—	—		(0.00	)(6)	(0.08)

Total Distributions	(0.17)		(0.32)		(0.27)	(0.27)		(0.32)		(0.36)

Net Asset Value, End of Period	$11.85		$11.98		$11.65	$11.62		$11.50		$10.08

Total Return(7)	0.30%		5.65%		2.62%	3.47	%(5)	17.53%		(2.57)%

Net Assets, End of Period (000s)	$20,039		$22,559		$32,756	$39,253		$47,401		$42,027

Ratios to Average Net Assets:
Gross expenses(8)	1.32	%(9)	1.28	%(10)	1.28%	1.27%		1.27%		1.29%
Net expenses(8)(11)	1.30	(9)(12)	1.25	(10)(12)	1.28	1.26	(12)	1.27		1.29
Net investment income	3.21	(9)	2.67		2.31	2.54		2.88		2.61

Portfolio Turnover Rate	5%		92%		56%	17%		7%		2%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(5)

Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.07 and 3.11%, respectively.

(6)	Amount represents less than $0.01 per share.

(7)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(8)	Does not include expenses of the Underlying Funds in which the Fund invests.

(9)	Annualized.

(10)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.25 % and 1.23%, respectively (Note 11).

(11)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.30%.

(12)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       47

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)

Legg Mason Partners Lifestyle Allocation 30%	2007(2)		2007(3)		2006(3)	2005(3)		2004(3)		2003(3)
Net Asset Value, Beginning of Period	$11.97		$11.63		$11.59	$11.48		$10.06		$10.71

Income (Loss) From Operations:
Net investment income(4)	0.20		0.32		0.28	0.30		0.31		0.28
Net realized and unrealized gain (loss)	(0.17)		0.34		0.04	0.09	(5)	1.44		(0.56)

Total Income (Loss) From Operations	0.03		0.66		0.32	0.39		1.75		(0.28)

Less Distributions From:
Net investment income	(0.17)		(0.32)		(0.28)	(0.28)		(0.33)		(0.29)
Net realized gains	—		—		—	—		—		(0.00	)(6)
Return of capital	—		—		—	—		(0.00	)(6)	(0.08)

Total Distributions	(0.17)		(0.32)		(0.28)	(0.28)		(0.33)		(0.37)

Net Asset Value, End of Period	$11.83		$11.97		$11.63	$11.59		$11.48		$10.06

Total Return(7)	0.25%		5.80%		2.77%	3.42	%(5)	17.65%		(2.58)%

Net Assets, End of Period (000s)	$5,927		$5,849		$7,303	$9,615		$9,174		$7,472

Ratios to Average Net Assets:
Gross expenses(8)	1.22	%(9)	1.25	%(10)	1.16%	1.22%		1.34%		1.23%
Net expenses(8)(11)	1.22	(9)	1.22	(10)(12)	1.16	1.22	(12)	1.25	(12)	1.23
Net investment income	3.35	(9)	2.72		2.42	2.61		2.89		2.69

Portfolio Turnover Rate	5%		92%		56%	17%		7%		2%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(5)

Includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item net realized and unrealized gain per share and total return would have been $0.06 and 3.16%, respectively.

(6)	Amount represents less than $0.01 per share.

(7)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(8)	Does not include expenses of the Underlying Funds in which the Fund invests.

(9)	Annualized.

(10)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.22 % and 1.20%, respectively (Note 11).

(11)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.25%.

(12)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

48       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

Class A Shares(1)

Legg Mason Partners Lifestyle Income Fund	2007(2)	2007(3)	2006(3)	2005(3)	2004(3)	2003(3)
Net Asset Value, Beginning of Period	$10.27	$10.19	$10.36	$10.34	$9.59	$9.95

Income (Loss) From Operations:
Net investment income(4)	0.27	0.48	0.43	0.41	0.43	0.42
Net realized and unrealized gain (loss)	(0.33)	0.09	(0.19)	0.02	0.79	(0.24)

Total Income (Loss) From Operations	(0.06)	0.57	0.24	0.43	1.22	0.18

Less Distributions From:
Net investment income	(0.24)	(0.49)	(0.41)	(0.41)	(0.43)	(0.46)
Return of capital	—	—	—	—	(0.04)	(0.08)

Total Distributions	(0.24)	(0.49)	(0.41)	(0.41)	(0.47)	(0.54)

Net Asset Value, End of Period	$9.97	$10.27	$10.19	$10.36	$10.34	$9.59

Total Return(5)	(0.60)%	5.75%	2.42%	4.26%	13.02%	2.00%

Net Assets, End of Period (000s)	$32,244	$34,371	$36,992	$33,291	$27,538	$22,612

Ratios to Average Net Assets:
Gross expenses(6)	0.94	%(7)	0.86	%(8)	0.82%	0.80%	0.77%	0.82%
Net expenses(6)(9)	0.78	(7)(10)	0.81	(8)(10)	0.80	(10)	0.79	(10)	0.77	0.80	(10)
Net investment income	5.37	(7)	4.70	4.18	4.04	4.34	4.36

Portfolio Turnover Rate	3%	76%	42%	3%	4%	5%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Does not include expenses of the Underlying Funds in which the Fund invests.

(7)	Annualized.

(8)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.83% and 0.79%, respectively (Note 11).

(9)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80%.

(10)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       49

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class B Shares(1)

Legg Mason Partners Lifestyle Income Fund	2007(2)		2007(3)		2006(3)	2005(3)	2004(3)	2003(3)
Net Asset Value, Beginning of Period	$10.38		$10.29		$10.45	$10.42	$9.66	$10.02

Income (Loss) From Operations:
Net investment income(4)	0.25		0.43		0.38	0.36	0.38	0.37
Net realized and unrealized gain (loss)	(0.33)		0.10		(0.18)	0.02	0.80	(0.24)

Total Income (Loss) From Operations	(0.08)		0.53		0.20	0.38	1.18	0.13

Less Distributions From:
Net investment income	(0.22)		(0.44)		(0.36)	(0.35)	(0.38)	(0.41)
Return of capital	—		—		—	—	(0.04)	(0.08)

Total Distributions	(0.22)		(0.44)		(0.36)	(0.35)	(0.42)	(0.49)

Net Asset Value, End of Period	$10.08		$10.38		$10.29	$10.45	$10.42	$9.66

Total Return(5)	(0.84)%		5.27%		1.97%	3.76%	12.43%	1.44%

Net Assets, End of Period (000s)	$7,549		$8,743		$12,992	$15,982	$20,863	$19,320

Ratios to Average Net Assets:
Gross expenses(6)	1.59	%(7)	1.43	%(8)	1.44%	1.36%	1.32%	1.37%
Net expenses(6)(9)(10)	1.28	(7)	1.29	(8)	1.30	1.29	1.30	1.30
Net investment income	4.82	(7)	4.22		3.63	3.49	3.80	3.85

Portfolio Turnover Rate	3%		76%		42%	3%	4%	5%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Does not include expenses of the Underlying Funds in which the Fund invests.

(7)	Annualized.

(8)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.40% and 1.27%, respectively (Note 11).

(9)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.30%.

(10)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

50       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:

	Class C Shares(1)

Legg Mason Partners Lifestyle Income Fund	2007(2)		2007(3)		2006(3)	2005(3)	2004(3)	2003(3)
Net Asset Value, Beginning of Period	$10.37		$10.28		$10.44	$10.41	$9.65	$10.01

Income (Loss) From Operations:
Net investment income(4)	0.25		0.44		0.38	0.37	0.38	0.38
Net realized and unrealized gain (loss)	(0.33)		0.09		(0.17)	0.02	0.80	(0.24)

Total Income (Loss) From Operations	(0.08)		0.53		0.21	0.39	1.18	0.14

Less Distributions From:
Net investment income	(0.22)		(0.44)		(0.37)	(0.36)	(0.38)	(0.42)
Return of capital	—		—		—	—	(0.04)	(0.08)

Total Distributions	(0.22)		(0.44)		(0.37)	(0.36)	(0.42)	(0.50)

Net Asset Value, End of Period	$10.07		$10.37		$10.28	$10.44	$10.41	$9.65

Total Return(5)	(0.82)%		5.32%		2.03%	3.81%	12.49%	1.49%

Net Assets, End of Period (000s)	$1,620		$1,775		$2,602	$3,207	$3,225	$2,844

Ratios to Average Net Assets:
Gross expenses(6)	1.67	%(7)	1.49	%(8)	1.50%	1.46%	1.51%	1.62%
Net expenses(6)(9)(10)	1.23	(7)	1.24	(8)	1.25	1.24	1.25	1.25
Net investment income	4.91	(7)	4.27		3.69	3.56	3.84	3.93

Portfolio Turnover Rate	3%		76%		42%	3%	4%	5%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended July 31, 2007 (unaudited).

(3)	Represents a share of capital stock outstanding prior to April 16, 2007.

(4)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Does not include expenses of the Underlying Funds in which the Fund invests.

(7)	Annualized.

(8)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.46% and 1.22%, respectively (Note 11).

(9)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.25%.

(10)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       51

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Lifestyle Allocation 100% (“Allocation 100%”), Legg Mason Partners Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Partners Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Partners Lifestyle Allocation 50% (“Allocation 50%”), Legg Mason Partners Lifestyle Allocation 30% (“Allocation 30%”) and Legg Mason Partners Lifestyle Income Fund (“Income Fund”) collectively, (the “Funds”) are separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Funds were separate investment funds of Legg Mason Partners Lifestyle Series, Inc., a Maryland corporation registered under the 1940 Act, as a non-diversified open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts (ADRs) and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend as investment income. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. Interest income is recorded on an accrual basis. The cost of investments sold is determined by use of the specific identification method.

52       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(d) Distributions to Shareholders. The Allocation 50% and Allocation 30% Funds distribute net investment income quarterly and capital gains, if any, at least annually. The Income Fund distributes net investment income monthly and capital gains, if any, at least annually. In addition, the Allocation 100%, Allocation 85% and Allocation 70% Funds distribute net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager. Prior to April 16, 2007, ClearBridge Advisors, LLC (“ClearBridge”) was each Fund’s subadviser. On April 16, 2007, Legg Mason Global Asset Allocation, LLC (“LMGAA”) became each Fund’s subadviser. LMPFA, LMGAA and ClearBridge are wholly-owned subsidiaries of Legg Mason.

Under the investment management agreement, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.20% of each respective Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except, in certain cases, for the management of cash and short-term investments. For its services, LMPFA pays LMGAA 70% of the net management fee it receives from the Funds.

During the six months ended July 31, 2007, Allocation 100%, Allocation 85%, Allocation 70% and Allocation 50% Funds’ Class A, Class B, Class C and Allocation 100%’s Class I shares had expense limitations in place of 0.80%, 1.55%, 1.55% and 0.55%, respectively, of the average daily net assets of each class. In addition, during the six months ended July 31, 2007, Allocation 30% and the Income Fund’s Class A, Class B and Class C shares had expenses limitations in place of 0.80%, 1.30% and 1.25%, respectively, of the average daily net assets of each class.

During the six months ended July 31, 2007, Allocation 100%, Allocation 85%, Allocation 70%, Allocation 50%, Allocation 30% and Income Fund were reimbursed for expenses in the amounts of $57,803, $294,120, $56,914, $4,662, $5,020 and $43,920, respectively.

Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”) serve as distributors of the Funds. LMIS is a wholly owned broker-dealer of Legg Mason.

For Allocation 100%, Allocation 85%, Allocation 70% and Allocation 50%, there is a maximum initial sales charge of 5.75% for Class A shares. For Allocation 30% and Income Fund, there is a maximum initial sales charge of 4.25% for Class A shares. The Allocation 85%, Allocation 70%, Allocation 50% and Allocation 100% have a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. The Allocation 30% and Income Fund have a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 0.50% the first year after purchase payment and thereafter by

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       53

Notes to Financial Statements (unaudited) (continued)

1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate for Allocation 100%, Allocation 85% and Allocation 50% and $500,000 in the aggregate for Allocation 30% and Income Fund. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2007, LMIS and its affiliates received sales charges on sales of the Funds’ Class A shares. In addition, for the six months ended July 31, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Sales Charges		CDSCs
	Class A		Class B		Class C
Allocation 100%	$4,000		0	*	0	*
Allocation 85%	7,000		$15,000		$1,000
Allocation 70%	7,000		18,000		2,000
Allocation 50%	4,000		13,000		1,000
Allocation 30%	0	*	2,000		0	*
Income Fund	0	*	2,000		0	*

*	Amount represents less than $1,000.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended July 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Allocation 100%	$26,467,610	$449,953
Allocation 85%	18,203,346	26,512,240
Allocation 70%	16,892,829	23,941,436
Allocation 50%	14,201,198	16,414,556
Allocation 30%	6,150,688	4,965,753
Income Fund	1,288,937	3,382,242

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Allocation 100%	$29,040	$(611,474)	$(582,434)
Allocation 85%	126,220,659	(5,906,694)	120,313,965
Allocation 70%	52,494,314	(6,838,179)	45,656,135
Allocation 50%	18,351,202	(7,134,336)	11,216,866
Allocation 30%	3,850,837	(2,979,379)	871,458
Income Fund	588,909	(1,961,002)	(1,372,093)

54       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4.	Class Specific Expenses

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Allocation 100%, Allocation 85%, Allocation 70%, and Allocation 50% each pay a distribution fee with respect to their Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. The Allocation 30% and Income Fund each pay a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets of each class. Distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Allocation 100%
Class A	$8,941	$1,904	$460
Class B	11,008	848	276
Class C	22,482	186	184

Total	$42,431	$2,938	$920

Allocation 85%
Class A	$628,331	$926,712	$47,093
Class B	767,167	361,975	20,243
Class C	148,704	13,349	1,933

Total	$1,544,202	$1,302,036	$69,269

Allocation 70%
Class A	$526,566	$596,282	$24,309
Class B	648,299	250,459	11,117
Class C	153,429	12,151	1,488

Total	$1,328,294	$858,892	$36,914

Allocation 50%
Class A	$311,777	$243,222	$13,715
Class B	358,109	107,501	6,959
Class C	134,519	8,620	1,240

Total	$804,405	$359,343	$21,914

Allocation 30%
Class A	$101,999	$69,012	$3,943
Class B	79,844	25,033	2,069
Class C	20,674	5,338	498

Total	$202,517	$99,383	$6,510

Income Fund
Class A	$42,415	$28,068	$1,468
Class B	30,670	12,440	983
Class C	5,989	3,647	235

Total	$79,074	$44,155	$2,686

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       55

Notes to Financial Statements (unaudited) (continued)

5.	Distributions to Shareholders by Class

Allocation 85%	Six Months Ended July 31, 2007	Year Ended January 31, 2007
Net Investment Income
Class A	$100,003	$1,200,002

Total	$100,003	$1,200,002

Net Realized Gains
Class A	$16,408,696	—
Class B	5,050,808	—
Class C	997,428	—

Total	$22,456,932	—

Allocation 70%
Net Investment Income
Class A	$296,845	$5,880,791
Class B	39,763	910,887
Class C	13,400	262,211

Total	$350,008	$7,053,889

Allocation 50%
Net Investment Income
Class A	$2,875,610	$5,901,395
Class B	491,149	1,354,624
Class C	215,290	504,314

Total	$3,582,049	$7,760,333

Net Realized Gains
Class A	$5,625,808	—
Class B	1,507,133	—
Class C	580,150	—

Total	$7,713,091	—

Allocation 30%
Net Investment Income
Class A	$1,391,841	$2,538,287
Class B	290,954	681,005
Class C	85,189	176,056

Total	$1,767,984	$3,395,348

Income Fund
Net Investment Income
Class A	$799,005	$1,666,911
Class B	168,697	425,751
Class C	36,038	90,737

Total	$1,003,740	$2,183,399

6.	Shares of Beneficial Interest

At July 31, 2007, the Trust had an unlimited number of shares of beneficial interest with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to April 16, 2007, the Trust had 6.1 billion shares of capital stock authorized with a par value of $0.001.

56       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2007		Year Ended January 31, 2007
Allocation 100%*	Shares	Amount	Shares	Amount
Class A
Shares sold	1,382,345	$16,495,939	37,171	$425,439
Shares repurchased	(59,495)	(706,456)	—	—

Net Increase	1,322,850	$15,789,483	37,171	$425,439

Class B
Shares sold	382,511	$4,552,123	43,394	$498,691
Shares repurchased	(39,955)	(468,877)	(4)	(47)

Net Increase	342,556	$4,083,246	43,390	$498,644

Class C
Shares sold	547,276	$6,458,306	77,871	$892,882
Shares repurchased	(25,758)	(313,803)	—	—

Net Increase	521,518	$6,144,503	77,871	$892,882

Class I†
Shares sold	826	$10,024	—	—

Net Increase	826	$10,024	—	—

Allocation 85%
Class A
Shares sold	2,832,583	$47,829,316	4,466,686	$68,981,429
Shares issued on reinvestment	977,352	16,419,512	73,357	1,192,788
Shares repurchased	(2,493,286)	(42,043,129)	(5,026,944)	(77,690,980)

Net Increase (Decrease)	1,316,649	$22,205,699	(486,901)	$(7,516,763)

Class B
Shares sold	638,833	$10,283,559	908,085	$13,401,498
Shares issued on reinvestment	314,484	5,028,594	—	—
Shares repurchased	(1,686,205)	(27,172,309)	(4,431,022)	(65,408,667)

Net Decrease	(732,888)	$(11,860,156)	(3,522,937)	$(52,007,169)

Class C
Shares sold	236,748	$3,817,864	221,901	$3,313,974
Shares issued on reinvestment	59,663	964,153	—	—
Shares repurchased	(260,714)	(4,241,820)	(829,046)	(12,366,384)

Net Increase (Decrease)	35,697	$540,197	(607,145)	$(9,052,410)

Class I‡
Shares sold	3,005	$50,092	—	—
Shares repurchased	(3,005)	(52,325)	—	—

Net Decrease	—	$(2,233)	—	—

Allocation 70%
Class A
Shares sold	3,301,540	$45,812,207	5,154,204	$66,234,123
Shares issued on reinvestment	20,877	293,952	437,570	5,820,309
Shares repurchased	(3,022,415)	(41,974,862)	(6,095,517)	(78,114,836)

Net Increase (Decrease)	300,002	$4,131,297	(503,743)	$(6,060,404)

Class B
Shares sold	670,662	$9,413,062	911,478	$11,773,245
Shares issued on reinvestment	2,771	39,368	67,039	903,086
Shares repurchased	(1,886,099)	(26,395,134)	(5,315,067)	(68,680,151)

Net Decrease	(1,212,666)	$(16,942,704)	(4,336,550)	$(56,003,820)

Class C
Shares sold	352,804	$4,921,580	267,170	$3,475,607
Shares issued on reinvestment	899	12,794	18,322	246,968
Shares repurchased	(273,528)	(3,829,828)	(866,157)	(11,260,809)

Net Increase (Decrease)	80,175	$1,104,546	(580,665)	$(7,538,234)

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       57

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended July 31, 2007		Year Ended January 31, 2007
Allocation 50%	Shares	Amount	Shares	Amount
Class A
Shares sold	2,493,217	$32,603,324	3,942,119	$48,670,727
Shares issued on reinvestment	649,840	8,410,092	466,372	5,815,636
Shares repurchased	(2,176,022)	(28,428,591)	(4,598,587)	(56,782,385)

Net Increase (Decrease)	967,035	$12,584,825	(190,096)	$(2,296,022)

Class B
Shares sold	384,507	$5,156,263	506,457	$6,390,446
Shares issued on reinvestment	148,146	1,960,938	104,061	1,330,774
Shares repurchased	(1,113,724)	(14,912,116)	(3,515,620)	(44,273,211)

Net Decrease	(581,071)	$(7,794,915)	(2,905,102)	$(36,551,991)

Class C
Shares sold	173,439	$2,327,057	222,789	$2,839,951
Shares issued on reinvestment	53,105	704,835	34,951	447,762
Shares repurchased	(244,663)	(3,289,975)	(896,542)	(11,344,753)

Net Decrease	(18,119)	$(258,083)	(638,802)	$(8,057,040)

Allocation 30%
Class A
Shares sold	1,091,577	$13,093,092	1,571,090	$18,054,558
Shares issued on reinvestment	113,886	1,353,389	213,862	2,464,783
Shares repurchased	(1,005,465)	(12,074,702)	(1,619,441)	(18,605,138)

Net Increase	199,998	$2,371,779	165,511	$1,914,203

Class B
Shares sold	144,983	$1,765,445	178,266	$2,072,102
Shares issued on reinvestment	23,623	285,224	56,891	665,099
Shares repurchased	(359,683)	(4,377,307)	(1,165,425)	(13,525,158)

Net Decrease	(191,077)	$(2,326,638)	(930,268)	$(10,787,957)

Class C
Shares sold	73,064	$886,916	110,828	$1,291,463
Shares issued on reinvestment	5,751	69,319	12,715	148,477
Shares repurchased	(66,592)	(808,587)	(262,660)	(3,063,302)

Net Increase (Decrease)	12,223	$147,648	(139,117)	$(1,623,362)

Income Fund
Class A
Shares sold	335,508	$3,471,535	733,852	$7,437,953
Shares issued on reinvestment	73,344	751,523	155,265	1,573,296
Shares repurchased	(521,128)	(5,373,915)	(1,173,263)	(11,855,836)

Net Decrease	(112,276)	$(1,150,857)	(284,146)	$(2,844,587)

Class B
Shares sold	56,561	$589,005	80,791	$826,038
Shares issued on reinvestment	14,837	153,638	37,930	388,089
Shares repurchased	(164,645)	(1,715,522)	(539,039)	(5,496,253)

Net Decrease	(93,247)	$(972,879)	(420,318)	$(4,282,126)

Class C
Shares sold	18,523	$193,397	32,335	$330,296
Shares issued on reinvestment	3,100	32,066	7,958	81,289
Shares repurchased	(31,858)	(331,913)	(122,290)	(1,247,776)

Net Decrease	(10,235)	$(106,450)	(81,997)	$(836,191)

*	For the period December 29, 2006 (inception date) to January 31, 2007.

†	For the period May 4, 2007 (inception date) to July 31, 2007.

‡	For the period April 9, 2007 (inception date) to May 30, 2007.

58       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7.	Capital Loss Carryforward

At January 31, 2007, the Allocation 70% had net capital loss carryforward of approximately $33,592,006, all of which expires in 2014. Allocation 30% had net capital loss carryforward of approximately $2,888,200 all of which expires in 2014. Income Fund had net capital loss carryforward of approximately $3,764,999 of which $656,502 expires in 2009, $345,727 expires in 2012, $95,670 expires in 2013, $1,336,048 expires in 2014 and $1,331,052 expires in 2015, respectively. These amounts will be available to offset any future taxable capital gains.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason, and the then investment adviser or manager to certain of the Funds, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the funds (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affiliated Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investment Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money that before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment management and other investment advisor companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       59

Notes to Financial Statements (unaudited) (continued)

agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Funds’ manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ manager and its affiliates to continue to render services to the Funds under their respective contracts.

*  *  *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and

60       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Funds’ manager believes that this matter is not likely to have a material adverse effect on the Funds.

11.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Funds were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies.

12.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely

Legg Mason Partners Equity Trust 2007 Semi-Annual Report       61

Notes to Financial Statements (unaudited) (continued)

than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for these Funds was February 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Funds has determined that adopting FIN 48 will not have a material impact on the Funds’ financial statements.

*  *  *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

13.	Shareholder Information

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund subaccounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Funds. The Funds’ investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Funds. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Funds under its contract.

62       Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Board Approval of Subadvisory Agreements (unaudited)

At a meeting held in person on March 13, 2007, the Funds’ Board, including a majority of the Board Members who are not “interested persons” of the Funds or LMPFA (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new subadvisory agreement (the “New Subadvisory Agreement”), for each Fund between the Manager and LMGAA (the “Subadviser”). Each New Subadvisory Agreement replaced the Funds’ prior subadvisory agreement with ClearBridge and was entered into in connection with an internal reorganization of ClearBridge and the parent organization, Legg Mason. In approving each New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Funds. The Board Members noted that the portfolio management team was expected to be the same as then managing the Funds.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Funds by the Subadviser under each New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Subadviser took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Subadviser and the qualifications, backgrounds and responsibilities of its senior personnel. The Board Members further considered the financial resources available to the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under each New Subadvisory Agreement were acceptable.

The Board Members also received and considered performance information for the Funds as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Funds to the funds included in the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing each Fund’s performance against, among other things, its benchmarks. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of each Fund under the circumstances, supported approval of each New Subadvisory Agreement.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of each Fund’s management agreement and prior subadvisory agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of each New Subadvisory Agreement.

The Board Members considered Legg Mason’s advice and the advice of its counsel that each New Subadvisory Agreement was being entered into in connection with an internal reorganization within Legg Mason and ClearBridge, which did not involve an actual change of control or management. The Board Members further noted that the terms and conditions of each New Subadvisory Agreement are substantially identical to those of the Funds’ previous subadvisory agreement except for the identity of the Subadviser, and that the initial term of each New Subadvisory Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior subadvisory agreement.

Legg Mason Partners Equity Trust       63

Board Approval of Subadvisory Agreements (unaudited)(continued)

In light of all of the foregoing, the Board, including the Independent Board Members, approved each New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve each New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of each New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

The Board did not request or receive information on fees, economies of scale or a profitability analysis of the Subadviser and its affiliates in providing services to the Fund. The Board intends to review these matters in connection with the approval of each Fund’s Management Agreement and Subadvisory Agreement at its next regular meeting in November of 2007.

64       Legg Mason Partners Equity Trust

Legg Mason Partners

Equity Trust

TRUSTEES

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA

    Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

Legg Mason Global Asset Allocation, LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Equity Trust, but it may also be used as sales literature.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC

Member FINRA, SIPC

FD01185 9/07	SR07-410

Legg Mason Partners Equity Trust

Legg Mason Partners Lifestyle Allocation 100%

Legg Mason Partners Lifestyle Allocation 85%

Legg Mason Partners Lifestyle Allocation 70%

Legg Mason Partners Lifestyle Allocation 50%

Legg Mason Partners Lifestyle Allocation 30%

Legg Mason Partners Lifestyle Income Fund

The Funds are separate investment series of the Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS EQUITY TRUST

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Legg Mason Partners Shareholders Services at 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. Principal Accountant Fees and Services

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: October 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: October 4, 2007

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: October 4, 2007